STOCKHOLDERS' EQUITY - Schedule of valuation assumptions used for options (Details) - Options [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.57%	2.57%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	77.25%	77.25%
Expected term (years)	2 years 6 months 25 days	2 years 6 months 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	77.97%	77.97%
Expected term (years)	2 years 7 months 20 days	2 years 7 months 20 days